SCHEDULE OF COMPUTATION OF BASIC AND DILUTED NET INCOME PER SHARE (Details) - JPY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Earnings per share:
Net income	¥ 759,961	¥ 753,621	¥ 323,605
Weighted average number of common shares outstanding used in calculating basic net income per share	23,627,697	21,679,507	21,053,384
Weighted average number of common shares outstanding used in calculating diluted net income per share	23,627,697	21,679,507	21,053,384
Net income per share basic	¥ 32.16	¥ 34.76	¥ 15.37
Net income per share diluted	¥ 32.16	¥ 34.76	¥ 15.37